Subsequent Events (Details) $ / shares in Units, $ in Thousands			1 Months Ended
	Nov. 17, 2025 $ / shares	Nov. 10, 2025 USD ($) day $ / shares shares	Nov. 07, 2025 USD ($) bitcoin $ / bitcoin shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 12, 2025 shares	Dec. 31, 2024 shares
Subsequent Event [Line Items]
Warrants exercised | $				$ 0
Preferred stock, stated value (in USD per share) | $ / shares				$ 0.001
PIPE Pre-Funded Warrants
Subsequent Event [Line Items]
Warrants outstanding (in shares)				177,246,462	0
PIPE Traditional Warrants
Subsequent Event [Line Items]
Warrants outstanding (in shares)				545,629,627	0
Class A Common Stock
Subsequent Event [Line Items]
Common stock, shares, outstanding (in shares)				448,817,597		0
Class A Common Stock | Sales Agreement
Subsequent Event [Line Items]
Shares issued (in shares)				11,000,000
Proceeds from sale of stock | $				$ 59,200
Proceeds available to raise through issuance of stock | $				$ 390,800
Class B Common Stock
Subsequent Event [Line Items]
Common stock, shares, outstanding (in shares)				218,035,473		0
Bitcoin
Subsequent Event [Line Items]
Bitcoin purchase amount | $				$ 683,046
Subsequent Event
Subsequent Event [Line Items]
Dividend declared date	Nov. 17, 2025
Dividend payable (in dollars per share) | $ / shares	$ 1.1333
Dividend payable date	Dec. 15, 2025
Dividend record date	Dec. 01, 2025
Subsequent Event | PIPE Pre-Funded Warrants
Subsequent Event [Line Items]
Warrants exercised (in shares)			113,072,210
Warrants outstanding (in shares)			64,174,252
Subsequent Event | PIPE Traditional Warrants
Subsequent Event [Line Items]
Warrants exercised (in shares)			11,073,518
Warrants outstanding (in shares)			534,556,109
Warrants exercised | $			$ 14,900
Subsequent Event | Class A Common Stock
Subsequent Event [Line Items]
Common stock, shares, outstanding (in shares)			592,579,510
Subsequent Event | Class A Common Stock | Sales Agreement
Subsequent Event [Line Items]
Shares issued (in shares)			2,375,138
Proceeds from sale of stock | $			$ 6,200
Proceeds available to raise through issuance of stock | $			$ 384,600
Subsequent Event | Class B Common Stock
Subsequent Event [Line Items]
Common stock, shares, outstanding (in shares)			222,904,100
Subsequent Event | Variable Rate Series A Perpetual Preferred Stock
Subsequent Event [Line Items]
Preferred stock, stated value (in USD per share) | $ / shares		$ 100
Preferred stock, dividend rate		12.00%
Preferred stock, maximum reduction of dividend rate		0.25%
Preferred stock, dividend rate initial term		3 months
Preferred stock, threshold consecutive trading days | day		20
Preferred stock, threshold value per share to reduce dividend rate (in USD per share) | $ / shares		$ 100
Preferred stock, threshold value per share during preceding dividend period to reduce dividend rate (in USD per share) | $ / shares		$ 99
Preferred stock, compounded dividend rate increase		0.25%
Preferred stock, maximum dividend rate		20.00%
Subsequent Event | Variable Rate Series A Perpetual Preferred Stock | Minimum
Subsequent Event [Line Items]
Preferred stock, intended stated value (in USD per share) | $ / shares		$ 95
Subsequent Event | Variable Rate Series A Perpetual Preferred Stock | Maximum
Subsequent Event [Line Items]
Preferred stock, intended stated value (in USD per share) | $ / shares		$ 105
Subsequent Event | Variable Rate Series A Perpetual Preferred Stock | Public Stock Offering
Subsequent Event [Line Items]
Shares issued (in shares)		2,000,000
Proceeds from sale of stock | $		$ 149,300
Sale of stock, price per share (in USD per share) | $ / shares		$ 80
Subsequent Event | Bitcoin
Subsequent Event [Line Items]
Approximate number of bitcoins purchased (in bitcoins) | bitcoin			1,639.4
Average purchase price of bitcoin (in USD per bitcoin) | $ / bitcoin			103,799.81
Bitcoin purchase amount | $			$ 170,200